Segment information (Tables)	12 Months Ended
Aug. 31, 2022
Segment information
Summary of reportable business segments

	Year ended August 31, 2022
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	2,557,086	4,793,860	—	7,350,946
Revenue from other segments	820,383	80,842	(901,225)	—
Segment revenues	3,377,469	4,874,702	(901,225)	7,350,946
Segment gross profit	596,570	2,839,970	(150,975)	3,285,565

Segment (loss) profit before tax	(13,632,377)	872,787	(93,852)	(12,853,442)
Research and development	2,242,794	—	—	2,242,794
Office salaries and benefits	2,384,746	951,053	—	3,335,799

	Year ended August 31, 2021
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	2,158,240	1,355,548	—	3,513,788
Revenue from other segments	142,007	7,476	(149,483)	—
Segment revenues	2,300,247	1,363,024	(149,483)	3,513,788
Segment gross profit	640,228	1,003,596	(39,642)	1,604,182

Segment (loss) profit before tax	(15,517,319)	541,257	(32,255)	(15,008,317)
Research and development	1,489,953	—	—	1,489,953
Office salaries and benefits	1,555,014	199,599	—	1,754,613

	August 31, 2022
	Sale of	Rental of	Sale of
	electric boats	electric boats	electric boats	Total
	$	$	$	$
Segment assets	24,499,107	14,039,428	(9,438,326)	29,100,209
Cash	4,146,260	1,678,456	—	5,824,716
Additions to property and equipment	412,158	859,176	(162,446)	1,108,888
Additions to intangible assets	32,202	—	—	32,202
Segment liabilities	2,023,368	3,311,128	(262,883)	5,071,613

	August 31, 2021
	Sale of	Rental of	Sale of
	electric boats	electric boats	electric boats	Total
	$	$	$	$
Segment assets	35,175,599	12,734,296	(9,108,603)	38,801,292
Cash	17,210,266	937,555	—	18,147,821
Additions to property and equipment	432,547	145,275	(33,468)	544,354
Additions to intangible assets	1,102,662	—	—	1,102,662
Segment liabilities	2,400,829	2,938,746	(63,470)	5,276,105